Note B - Securities - Securities Held to Maturity With Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Less Than 12 Months - Fair Value	$ 204	$ 484
Less Than 12 Months - Unrecognized Loss	(1)	(3)
12 Months or More - Fair Value		1,312
12 Months or More - Unrecognized Loss		(81)
Fair Value	204	1,796
Unrecognized Loss	(1)	(84)
US States and Political Subdivisions Debt Securities [Member]
Less Than 12 Months - Fair Value	204	484
Less Than 12 Months - Unrecognized Loss	(1)	(3)
12 Months or More - Fair Value		1,312
12 Months or More - Unrecognized Loss		(81)
Fair Value	204	1,796
Unrecognized Loss	$ (1)	$ (84)